Debt - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt
Debt	$ 0	$ 0	$ 57,000
Finance costs, net	4,217	5,618
Revolving credit facility
Debt
Debt	0	0
Finance costs, net	$ 4,000	$ 5,500
Revolving credit facility | Minimum
Debt
Standby fees (in percent)	0.29%	0.39%
Revolving credit facility | Maximum
Debt
Standby fees (in percent)	0.40%	0.62%
Revolving credit facility | Federal Funds Effective Rate
Debt
Additional interest added to the base rate (in percent)	0.50%
Revolving credit facility | Base rate canada | Minimum
Debt
Additional interest added to the base rate (in percent)	0.45%	0.75%
Revolving credit facility | Base rate canada | Maximum
Debt
Additional interest added to the base rate (in percent)	1.75%	1.75%
Revolving credit facility | SOFR loan | Minimum
Debt
Additional interest added to the base rate (in percent)	1.45%	1.75%
Revolving credit facility | SOFR loan | Maximum
Debt
Additional interest added to the base rate (in percent)	2.75%	2.75%